Business Segments - Summary of Certain Key Financial Measures (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 08, 2012	Jun. 16, 2012	Mar. 24, 2012	Sep. 10, 2011	Jun. 18, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Revenue:
Revenue	$ 353.1	$ 312.7	$ 322.8	$ 361.6	$ 310.1	$ 330.9	$ 652.2	$ 406.5	$ 1,640.8	$ 1,409.1	$ 1,248.5
Depreciation expense:
Depreciation expense									21.2	14.9	14.5
Operating profit:
Operating profit									113.7	170.2	142.2
Additions to property, plant and equipment:
Additions to property, plant and equipment									14.9	19.4	16.4
Total assets:
Total assets							2,614.4	851.7	2,614.4	851.7
Goodwill:
Goodwill							459.9	38.9	459.9	38.9	39.0
Lifestyle Group [Member]
Revenue:
Revenue									309.6	147.4	134.6
Depreciation expense:
Depreciation expense									1.9	0.5	0.4
Operating profit:
Operating profit									44.6	32.2	29.1
Additions to property, plant and equipment:
Additions to property, plant and equipment									1.7	1.9	0.7
Total assets:
Total assets							1,338.3	76.2	1,338.3	76.2
Goodwill:
Goodwill							349.5	6.4	349.5	6.4
Performance Group [Member]
Revenue:
Revenue									674.6	619.4	514.6
Depreciation expense:
Depreciation expense									2.8	2.1	2.2
Operating profit:
Operating profit									128.4	135.5	108.0
Additions to property, plant and equipment:
Additions to property, plant and equipment									1.9	3.7	2.6
Total assets:
Total assets							513.7	231.2	513.7	231.2
Goodwill:
Goodwill							87.0	10.4	87.0	10.4
Heritage Group [Member]
Revenue:
Revenue									563.9	553.8	501.8
Depreciation expense:
Depreciation expense									1.1	1.0	0.9
Operating profit:
Operating profit									83.5	91.6	87.6
Additions to property, plant and equipment:
Additions to property, plant and equipment									0.3	1.5	1.5
Total assets:
Total assets							319.0	234.0	319.0	234.0
Goodwill:
Goodwill							23.4	22.1	23.4	22.1
Other [Member]
Revenue:
Revenue									92.7	88.5	97.5
Depreciation expense:
Depreciation expense									4.0	3.6	3.4
Operating profit:
Operating profit									(1.1)		1.6
Additions to property, plant and equipment:
Additions to property, plant and equipment									2.5	1.1	4.5
Total assets:
Total assets							80.8	60.4	80.8	60.4
Corporate [Member]
Depreciation expense:
Depreciation expense									11.4	7.7	7.6
Operating profit:
Operating profit									(141.7)	(89.1)	(84.1)
Additions to property, plant and equipment:
Additions to property, plant and equipment									8.5	11.2	7.1
Total assets:
Total assets							$ 362.6	$ 249.9	$ 362.6	$ 249.9